FINANCIAL INCOME AND EXPENSES	12 Months Ended
Dec. 31, 2021
Disclosure of financial income and expenses [Abstract]
FINANCIAL INCOME AND EXPENSES
8.	FINANCIAL INCOME AND EXPENSES

	December 31, 2021 US$‘000	December 31, 2020 US$‘000	December 31, 2019 US$‘000
Financial income:
Non-cash financial income	1,220	-	233
Interest income	3	36	464

	1,223	36	697

Financial expense:
Interest on leases	(815)	(896)	(947)
Interest on tax audit settlement (Note 6)	-	-	(1,000)
Cash interest on exchangeable notes	(3,996)	(3,996)	(3,996)
Loan origination costs	(1,638)	-	-
Non-cash interest on exchangeable notes (Note 24)	(648)	(643)	(639)
Non-cash financial expense	-	(1,216)	-

	(7,097)	(6,751)	(6,582)
Net Financing Expense	(5,874)	(6,715)	(5,885)

The Company and its subsidiaries entered into a US$81,250,000 senior secured term loan credit facility with Perceptive Advisors in December 2021. Loan origination costs of US$1,638,000 were incurred, comprising loan commitment and professional fees. These costs have been expensed in the Statement of Operations, as the term loan was subject to shareholder approval and that approval was not received until post year end. For more information on this term loan, refer to Note 30, Post Balance Sheet events.

Exchangeable note interest expense and non-cash financial income and expense relate to the exchangeable senior notes issued in 2015. For further information, refer to Note 24.